Statements of Changes in Consolidated Shareholders' Equity - USD ($) $ in Thousands		Total	Calyxt Inc [member]		Share Capital Ordinary Shares [member]	Premiums Related to Share Capital [member]	Treasury Shares [member]	Currency Translation Adjustment [member]	Retained Earnings (Deficit) [member]	Retained Earnings (Deficit) [member] Calyxt Inc [member]		Income (Loss) [member]	Attributable to Shareholders of Cellectis [member]	Attributable to Shareholders of Cellectis [member] Calyxt Inc [member]		Non controlling Interests [member]	Non controlling Interests [member] Calyxt Inc [member]
Beginning balance at Dec. 31, 2017		$ 283,986			$ 2,367	$ 614,037	$ (297)	$ 1,835	$ (253,702)			$ (99,368)	$ 264,873			$ 19,113
Beginning balance, shares at Dec. 31, 2017					35,960,062
Statement [Line Items]
Net Loss		(88,333)										(78,693)	(78,693)			(9,640)
Other comprehensive income (loss)		(19,122)						(18,502)	70				(18,432)			(690)
Total Comprehensive income (loss)		(107,455)						(18,502)	70			(78,693)	(97,125)			(10,330)
Allocation of prior period loss									(99,368)			99,368
Capital Increase		178,611	$ 49,942	[1]	$ 379	178,230			2	$ 26,454	[1]		178,611	$ 26,454	[1]		$ 23,488	[1]
Capital Increase, Shares					6,146,000
Treasury shares		239					$ 297		(58)				239
Exercise of share warrants and employee warrants, amount		7,770			$ 19	7,751							7,770
Exercise of share warrants and employee warrants, shares					324,007
Non-cash stock-based compensation expense		37,218				28,507							28,507			8,711
Other movements		(40)							(28)				(28)			(12)
Balance at end of year at Dec. 31, 2018		450,272			$ 2,765	828,525		(16,668)	(326,628)			(78,693)	409,301			40,970
Ending balance, shares at Dec. 31, 2018					42,430,069
Statement [Line Items]
Net Loss		(115,212)										(102,091)	(102,091)			(13,121)
Other comprehensive income (loss)		(6,000)						(5,974)	(292)				(6,265)			265
Total Comprehensive income (loss)		(121,212)						(5,974)	(292)			(102,091)	(108,356)			(12,856)
Allocation of prior period loss									(78,693)			78,693
Capital Increase					$ 2				(2)
Capital Increase, Shares					35,600
Exercise of stock options Calyxt ,Values	[2]	(469)							(773)				(773)			304
Non-cash stock-based compensation expense		26,879				14,951							14,950			11,929
Other movements						2			(2)
Balance at end of year at Dec. 31, 2019		355,470			$ 2,767	843,478		(22,641)	(406,390)			(102,091)	315,123			40,347
Ending balance, shares at Dec. 31, 2019					42,465,669
Statement [Line Items]
Net Loss		(97,483)										(81,074)	(81,074)			(16,409)
Other comprehensive income (loss)		18,589						18,552	(430)				18,122			467
Total Comprehensive income (loss)		(78,894)						18,552	(430)			(81,074)	(62,952)			(15,942)
Allocation of prior period loss									(102,091)			102,091
Capital Increase	[3]		$ 9,205							$ 4,243				$ 4,243			$ 4,962
Exercise of stock options Calyxt ,Values	[2]	210							136				136			74
Transaction with subsidiaries									(1,461)				(1,461)			1,461
Exercise of share warrants and employee warrants, amount		6,119			$ 18	6,101							6,119
Exercise of share warrants and employee warrants, shares					314,517
Non-cash stock-based compensation expense		16,736				14,365							14,365			2,371
Other movements						(32)			32
Balance at end of year at Dec. 31, 2020		$ 308,846			$ 2,785	$ 863,912		$ (4,089)	$ (505,961)			$ (81,074)	$ 275,573			$ 33,273
Ending balance, shares at Dec. 31, 2020					42,780,186

[1]	On May 22, 2018, Calyxt Inc completed a follow-on offering of its common stock. Calyxt Inc sold an aggregate of 4,057,500 shares of common stock at a price of $15.00 per share, including 457,500 shares of common stock pursuant to the exercise of the underwriters’ option to purchase additional shares. In the aggregate, Calyxt Inc received net proceeds from the follow-on offering and exercise of the overallotment option of approximately $57.0 million, after deducting underwriting discounts and commissions of $3.2 million and offering expenses totaling approximately $0.7 million. As part of the follow-on offering, Cellectis SA purchased 550,000 shares of common stock for a value of $8.3 million. Transaction with subsidiaries also includes the exercise of 592,342 Calyxt stock options during the period for $2.4 million, partially offset by Cellectis’ purchase on June 14, 2018 of 63,175 shares of Calyxt common stock from employees and nonemployees of Calyxt and Cellectis at a price of $19.49 per share (the closing price reported on the Nasdaq Global Market on June 14, 2018) for $1.2 million.
[2]	Corresponds to the impact of Calyxt stock options exercises during the period.
[3]	On October 20, 2020, Calyxt entered into definitive agreements with institutional investors for the purchase and sale of 3,750,000 shares of Calyxt’s common stock, at a purchase price of $4.00 per share, in an SEC-registered, direct offering. The financing resulted in gross proceeds of $15.0 million before payment of all related fees and expenses. Cellectis purchased 1,250,000 shares in the offering for a value of $5.0 million, the proceeds of which are included in the net proceeds of approximately $14.0 million. Following the registered direct offering, as of December 31, 2020, Cellectis owns approximately 64.7% of Calyxt’s outstanding shares of common stock.